Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CHILE
IfrsStatementLineItems [Line Items]
Annual interest rate	6.52%	7.35%
Voluntary employee turnover rate	4.30%	4.30%
Company's needs rotation rate	6.10%	6.10%
Salary increase	3.70%	3.70%
CHILE | Officers [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
CHILE | Other Employees Male [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	65 years	65 years
CHILE | Other Employees Female [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
ARGENTINA
IfrsStatementLineItems [Line Items]
Annual interest rate	35.79%	214.08%
Voluntary employee turnover rate	50.00%	50.00%
Company's needs rotation rate	50.00%	50.00%
Salary increase	28.10%	196.33%
ARGENTINA | Officers [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
ARGENTINA | Other Employees Male [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	65 years	65 years
ARGENTINA | Other Employees Female [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years